SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($) segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Cash and cash equivalents Credit concentration risk PRC and Hong Kong USD ($)	Dec. 31, 2014 Cash and cash equivalents Credit concentration risk PRC and Hong Kong CNY	Dec. 31, 2014 Restricted cash Credit concentration risk PRC and Hong Kong USD ($)	Dec. 31, 2014 Restricted cash Credit concentration risk PRC and Hong Kong CNY	Dec. 31, 2014 Accounts receivable Credit concentration risk Top five customers customer	Dec. 31, 2013 Accounts receivable Credit concentration risk Top five customers	Dec. 31, 2014 Accounts receivable Credit concentration risk Customer one	Dec. 31, 2014 Accounts receivable Credit concentration risk Customer two	Dec. 31, 2014 Accounts receivable Credit concentration risk Customer three	Dec. 31, 2014 Accounts receivable Credit concentration risk Customer four	Dec. 31, 2014 Accounts receivable Credit concentration risk Customer five
Concentration risk
Number of top customers											5
Cash and cash equivalents	$ 615,792	3,820,742	1,764,221	1,655,857	$ 284,341	2,292,538	$ 615,792	3,820,742
Restricted cash	99,537	617,586	2,679						99,537	617,586
Concentration risk percentage											36.40%	35.90%	9.10%	9.00%	6.70%	6.10%	5.50%
Devaluation of RMB against U.S. dollar (as a percent)	2.50%	2.50%
Foreign currency translation adjustment	$ 4,487	27,842	83,171	6,762
Segment reporting
Number of operating segment	1	1